Dropdown Predecessor	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Dropdown Predecessor
Dropdown Predecessor

The Partnership has accounted for the acquisition of interests in vessels from Teekay Corporation as a transfer of net assets between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, acquisition of vessels from Teekay Corporation that are businesses are accounted for as if the acquisition occurred on the date that the Partnership and the acquired vessels were both under the common control of Teekay Corporation and had begun operations. As a result, the Partnership’s financial statements prior to the date the interests in these vessels were actually acquired by the Partnership are retroactively adjusted to include the results of these vessels during the periods they were under common control of Teekay Corporation and had begun operations.

Teekay Knarr AS and Knarr L.L.C. acquisition

On July 1, 2015, the Partnership acquired from Teekay Corporation, which controls the Partnership, Teekay Corporation's 100% interest in Teekay Knarr AS and Knarr L.L.C. (referred to herein as the Dropdown Predecessor). The purchase price of $529.4 million that the Partnership paid for the acquisition was based on the $1.26 billion fully built-up cost of the Petrojarl Knarr, an FPSO unit owned by the Dropdown Predecessor, and consisted of actual costs incurred for construction and mobilization of the unit less cash generated from operations between March 9, 2015 to July 1, 2015, plus $14.5 million of working capital of the Dropdown Predecessor less $745.1 million of assumed debt. The purchase price was primarily financed with a $492.0 million convertible promissory note issued to Teekay Corporation. The convertible promissory note was due in full on July 1, 2016, bearing interest at an annual rate of 6.5% on the outstanding principal balance; however, $100 million of the promissory note was refinanced on July 1, 2016, with a two-year promissory note to Teekay Corporation (see note 11j) which was subsequently assigned to a subsidiary of Teekay Corporation. The Partnership paid $35.0 million of the remaining $37.4 million of the purchase price in cash to Teekay Corporation upon the acquisition of the Dropdown Predecessor. During July 2015, $300.0 million of the convertible promissory note was converted into 14.4 million common units of the Partnership and the Partnership repaid an additional $92.0 million of the convertible promissory note. Concurrent with the conversion of the promissory note, Teekay Corporation contributed $6.1 million to the Partnership to maintain its 2% general partner interest. The Petrojarl Knarr operates on the Knarr oil and gas field in the North Sea under a six-year fixed-rate charter contract, plus extension options, with Royal Dutch Shell Plc, as the operator.

The $103.3 million excess of the purchase price over Teekay Corporation’s carrying value of the Dropdown Predecessor was accounted for as an equity distribution to Teekay Corporation. In addition, the acquisition of the Dropdown Predecessor has been accounted for as if the acquisition occurred on March 9, 2015, the date that the Partnership and the Petrojarl Knarr FPSO were both under the common control of Teekay Corporation and had begun operations.

As a result, the Partnership’s financial statements prior to the Partnership’s July 1, 2015 acquisition of the Dropdown Predecessor were retroactively adjusted to include the financial results of the Dropdown Predecessor as if the Partnership had acquired the FPSO on March 9, 2015. This had the effect of increasing the Partnership’s revenue by $69.5 million and net income by $10.1 million for the year ended December 31, 2015.